John Hancock Funds II

Supplement dated October 17, 2013 to the current Class A Shares Prospectus

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

As of October 1, 2013, Class A shares of the funds are subject to new contractual expense limitation arrangements.

The following amends and restates the information regarding the Class A shares presented under the heading “Fees and expenses — Annual fund operating expenses” in the “Fund summary” for each fund:

Lifestyle Aggressive Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.05
Distribution and service (12b-1) fee	0.30
Other expenses	0.23
Acquired fund fees and expenses[1]	0.92
Total annual fund operating expenses[2]	1.50
Contractual expense reimbursement[3]	-0.10
Total annual fund operating expenses after expense reimbursements	1.40

Lifestyle Growth Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.23
Acquired fund fees and expenses[1]	0.88
Total annual fund operating expenses[2]	1.45
Contractual expense reimbursement[3]	-0.10
Total annual fund operating expenses after expense reimbursements	1.35

Lifestyle Balanced Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.22
Acquired fund fees and expenses[1]	0.85
Total annual fund operating expenses[2]	1.41
Contractual expense reimbursement[3]	-0.09
Total annual fund operating expenses after expense reimbursements	1.32

Lifestyle Moderate Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.23
Acquired fund fees and expenses[1]	0.80
Total annual fund operating expenses[2]	1.37
Contractual expense reimbursement[3]	-0.10
Total annual fund operating expenses after expense reimbursements	1.27

Lifestyle Conservative Portfolio

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	0.04
Distribution and service (12b-1) fee	0.30
Other expenses	0.22
Acquired fund fees and expenses[1]	0.76
Total annual fund operating expenses[2]	1.32
Contractual expense reimbursement[3]	-0.09
Total annual fund operating expenses after expense reimbursements	1.23

1.	"Acquired fund fees and expenses" are based on the estimated indirect net expenses associated with the fund's investment in underlying investment companies.
2.	The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
3.	The advisor has contractually agreed to limit certain class-specific expenses to 0.41% for Class A shares. These expense limitations are subject to certain exclusions, such as fund level and advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and acquired fund fees and expenses. The current expense limitation agreement expires on April 30, 2015 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor may recapture operating expenses reimbursed or fees waived under this arrangement for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund is below its expense limitation.

In addition, the following amends and restates the information presented under the heading “Expense example” in the “Fund summary” for each fund:

Lifestyle Aggressive Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	635	635
3 years	941	941
5 years	1,269	1,269
10 years	2,193	2,193

Lifestyle Growth Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	631	631
3 years	926	926
5 years	1,244	1,244
10 years	2,140	2,140

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Lifestyle Balanced Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	628	628
3 years	916	916
5 years	1,224	1,224
10 years	2,099	2,099

Lifestyle Moderate Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	623	623
3 years	903	903
5 years	1,203	1,203
10 years	2,056	2,056

Lifestyle Conservative Portfolio

Expenses ($)	Class A
	Sold	Kept
1 year	619	619
3 years	889	889
5 years	1,179	1,179
10 years	2,003	2,003

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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